SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund

Supplement Dated March 30, 2010
to the Class A Shares Prospectus Dated March 1, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the portfolio holdings policy.

The section entitled "Disclosure of Portfolio Holdings Information" is hereby deleted in its entirety and replaced with the following:

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Sixty calendar days after the end of each quarter, a list of all portfolio holdings in the Fund as of the end of such quarter shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the sixtieth calendar day following the twelfth month after the date to which the data relates, at which time it will be permanently removed from the site. Additional information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-633 (3/10)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund

Supplement Dated March 30, 2010
to the Statement of Additional Information ("SAI") Dated March 1, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the portfolio holdings policy.

In the section entitled "Disclosure of Portfolio Holdings Information", the second paragraph is hereby deleted in its entirety and replaced with the following:

Sixty calendar days after the end of each quarter, a list of all portfolio holdings in the Fund as of the end of such quarter shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the sixtieth calendar day following the twelfth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-634 (3/10)